ReliaStar Life Insurance Company
and its
Separate Account N

ING ADVANTAGE CENTURY PLUSSM

Supplement Effective as of April 30, 2012

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus dated April 29, 2011, as amended. Please read it carefully and keep it with your
Contract Prospectus for future reference.

IMPORTANT INFORMATION REGARDING FUND NAME CHANGES

The following investment options available through the contracts have changed their names as follows:

Former Fund Name			New Fund Name
ING Baron Small Cap Growth Portfolio			ING Baron Growth Portfolio
Lord Abbett Series Fund – Mid-Cap Value			Lord Abbett Series Fund – Mid Cap Stock
Portfolio			Portfolio

NOTICE OF AND IMPORTANT INFORMATION REGARDING
AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING Artio Foreign Portfolio.

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the
ING Artio Foreign Portfolio. Subject to shareholder approval, effective on or about July 21, 2012 (the
“Reorganization Effective Date”), the ING Artio Foreign Portfolio (the “Merging Fund”) will be reorganized and will merge with and into the following “Surviving Fund.”

		Merging Fund	Surviving Fund
ING Artio Foreign Portfolio (Class S)			ING Templeton Foreign Equity Portfolio
(Class I)

· Prior to the Reorganization Effective Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available fixed interest option.
See the “TRANSFERS AMONG INVESTMENT OPTIONS” section of your Contract
Prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.
· On the Reorganization Effective Date, your investment in the subaccount that invests in the Merging
Fund will automatically become an investment in the subaccount that invests in the corresponding
Surviving Fund with an equal total net asset value.

X.100208-11	C	1	April 2012

· On the Reorganization Effective Date, all existing account balances invested in Class S shares of the
ING Artio Foreign Portfolio will automatically become investments in the subaccount that invests in
Class I shares of the ING Templeton Foreign Equity Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.
· Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. You may give us alternative allocation instructions at any time by contacting our Administrative Service Center at: ING
Service Center, P.O. Box 5050, Minot, ND, 58702-5050 or calling 1-877-884-5050.
· After the Reorganization Effective Date, the Merging Fund will no longer exist and all references to it in the Contract Prospectus will be replaced by the corresponding Surviving Fund.
· You will not incur any fees or charges or any tax liability because of the upcoming fund reorganization.
· Information about the investment advisers/subadvisers and the investment objective(s) of the Merging
Fund and the Surviving Fund, can be found in the chart below under “Important Information About
The Funds Available Through the Contracts.”

IMPORTANT INFORMATION REGARDING THE COMPANY

The following updates and replaces the Regulatory Matters paragraph in the Contract Prospectus:

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry.
Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the United States Social Security Administration’s Death Master File (“SSDMF”) to
proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. A majority of states are conducting an audit of the Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the
Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

X.100208-11C	2	April 2012

IMPORTANT INFORMATION ABOUT THE COMPANY’S INTEREST BEARING
RETAINED ASSET ACCOUNT

The following updates information regarding payment of death benefits or proceeds in the “DEATH
BENEFIT” and “INCOME PHASE” sections of the Contract Prospectus.

Payment of Death Benefit or Proceeds.

Subject to state law conditions and requirements, full payment of the death benefit or proceeds
(“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit
Insurance Corporation (“FDIC”). The beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the contacting our Administrative Service Center at: ING Service
Center, P.O. Box 5050, Minot, ND, 58702-5050, 1-877-884-5050.

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH
THE CONTRACTS

The following chart lists the variable investment options that are available through the contracts. Some investment options may be unavailable through certain contracts or plans, or in some states.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge by contacting our
Administrative Service Center at: ING Service Center, P.O. Box 5050 Minot, ND 58702-5050,
calling 1-877-884-5050 or by accessing the SEC’s website or by contacting the SEC Public Reference
Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

X.100208-11C	3	April 2012

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name
	Investment Adviser/Subadviser	Investment Objective(s)
	American Funds – Growth Fund (Class 2)	Seeks growth of capital by investing
primarily in common stocks and seeks to
	Investment Adviser: Capital Research and	invest in companies that appear to offer
	Management CompanySM	superior opportunities for growth of
capital.
	American Funds – Growth-Income Fund (Class 2)	Seeks capital growth over time and income
by investing primarily in common stocks or
	Investment Adviser: Capital Research and	other securities that demonstrate the
	Management CompanySM	potential for capital appreciation and/or
dividends.
	American Funds – International Fund (Class 2)	Seeks growth of capital over time by
investing primarily in common stocks of
	Investment Adviser: Capital Research and	companies located outside the United
	Management CompanySM	States.
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers
	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Seeks reasonable income. Also considers
the potential for capital appreciation. Seeks
to achieve a yield which exceeds the
	Investment Adviser: Fidelity Management &	composite yield on the securities
	Research Company (“FMR”)	comprising the S&P 500® Index.

Subadvisers: FMRC and other investment advisers
	Fidelity® VIP Index 500 Portfolio (Initial Class)	Seeks investment results that correspond to
the total return of common stocks publicly
	Investment Adviser: Fidelity Management &	traded in the United States, as represented
	Research Company (“FMR”)	by the S&P 500® Index.

Subadvisers: Geode Capital Management, LLC
(“Geode”) and FMRC

X.100208-11 C	4	April 2012

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as
(Initial Class)	is consistent with the preservation of
capital.
Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: Fidelity Investments Money
Management, Inc. (“FIMM”) and other investment
advisers
Fidelity® VIP Money Market Portfolio (Initial Class)	Seeks as high a level of current income as
is consistent with preservation of capital
Investment Adviser: Fidelity Management &	and liquidity.
Research Company (“FMR”)

Subadvisers: FIMM and other investment advisers
Franklin Small Cap Value Securities Fund (Class 2)	Seeks long-term total return. Under normal
market conditions, the Fund invests at least
Investment Adviser: Franklin Advisory Services, LLC	80% of its net assets in investments of
small capitalization companies.
ING American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth; income is
(Class I)	a secondary objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.
ING Artio Foreign Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Artio Global Management, LLC
ING Baron Growth Portfolio (Class I)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Large Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC

X.100208-11	C	5	April 2012

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio (Class I)

Investment Adviser: ING Investments, LLC

Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio (Class I)	Seeks high total return, consisting of
capital appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC
ING Davis New York Venture Portfolio (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Davis Selected Advisers, L.P.
ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research
Company

*FMRSM is a service mark of Fidelity Management & Research
Company
ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-
term capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Growth and Income Portfolio (Class I)	Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC	common stocks and securities convertible
into common stock. It is anticipated that
Subadviser: ING Investment Management Co. LLC	capital appreciation and investment income
will both be major factors in achieving
total return.
ING Index Plus LargeCap Portfolio (Class I)	Seeks to outperform the total return
performance of the S&P 500 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Index Plus MidCap Portfolio (Class I)	Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC	MidCap 400 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC

X.100208-11	C	6	April 2012

Fund Name
	Investment Adviser/Subadviser	Investment Objective(s)
	ING Index Plus SmallCap Portfolio (Class I)	Seeks to outperform the total return
performance of the Standard and Poor’s
	Investment Adviser: ING Investments, LLC	SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC
	ING Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent
with reasonable risk. The Portfolio seeks
	Investment Adviser: ING Investments, LLC	its objective through investments in a
diversified portfolio consisting primarily of
	Subadviser: ING Investment Management Co. LLC	debt securities. It is anticipated that capital
appreciation and investment income will
both be major factors in achieving total
return.
	ING International Index Portfolio (Class S)	Seeks investment (before fees and
expenses) results that correspond to the
	Investment Adviser: ING Investments, LLC	total return (which includes capital
appreciation and income) of a widely
	Subadviser: ING Investment Management Co. LLC	accepted international index.
	ING International Value Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
	ING Invesco Van Kampen Comstock Portfolio (Class I)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
	ING Invesco Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term
	(Class I)	capital appreciation and current income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
	ING Invesco Van Kampen Growth and Income	Seeks long-term growth of capital and
	Portfolio (Class S)	income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
	ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.

X.100208-11 C	7	April 2012

Fund Name
	Investment Adviser/Subadviser	Investment Objective(s)
	ING JPMorgan Mid Cap Value Portfolio (Class I)	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
	ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
(Class I)

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
	ING Large Cap Growth Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
	ING Large Cap Value Portfolio (Class I)	Seeks long-term growth of capital and
current income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
	ING Limited Maturity Bond Portfolio (Class S)	Seeks highest current income consistent
with low risk to principal and liquidity and
	Investment Adviser: Directed Services LLC	secondarily, seeks to enhance its total
return through capital appreciation when
	Subadviser: ING Investment Management Co. LLC	market factors, such as falling interest rates
and rising bond prices, indicate that capital
appreciation may be available without
significant risk to principal.
	ING Liquid Assets Portfolio (Class I)	Seeks high level of current income
consistent with the preservation of capital
	Investment Adviser: Directed Services LLC	and liquidity.

Subadviser: ING Investment Management Co. LLC
	ING Marsico Growth Portfolio (Class I)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
	ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to
a portfolio entirely invested in equity
	Investment Adviser: Directed Services LLC	securities) consistent with the prudent
employment of capital and secondarily,
	Subadviser: Massachusetts Financial Services	seeks reasonable opportunity for growth of
	Company	capital and income.

X.100208-11 C	8	April 2012

Fund Name
	Investment Adviser/Subadviser	Investment Objective(s)
	ING MidCap Opportunities Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
	ING Oppenheimer Global Portfolio (Class I)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
	ING PIMCO Total Return Portfolio (Class I)	Seeks maximum total return, consistent
with capital preservation and prudent
	Investment Adviser: Directed Services LLC	investment management.

Subadviser: Pacific Investment Management
Company LLC
	ING Pioneer Fund Portfolio (Class S)	Seeks reasonable income and capital
growth.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
	ING Pioneer High Yield Portfolio (Class I)	Seeks to maximize total return through
income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
	ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
	ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks
	(Class I)	investment results (before fees and
expenses) that correspond to the total
	Investment Adviser: ING Investments, LLC	return (which includes capital appreciation
and income) of the Russell Top 200®
	Subadviser: ING Investment Management Co. LLC	Growth Index.
	ING RussellTM Large Cap Index Portfolio (Class I)	Seeks investment results (before fees and
expenses) that correspond to the total
	Investment Adviser: ING Investments, LLC	return (which includes capital appreciation
and income) of the Russell Top 200®
	Subadviser: ING Investment Management Co. LLC	Index.

X.100208-11 C	9	April 2012

Fund Name
	Investment Adviser/Subadviser	Investment Objective(s)
	ING RussellTM Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks
	(Class S)	investment results (before fees and
expenses) that correspond to the total
	Investment Adviser: ING Investments, LLC	return (which includes capital appreciation
and income) of the Russell Midcap®
	Subadviser: ING Investment Management Co. LLC	Growth Index.
	ING SmallCap Opportunities Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
	ING Solution Income Portfolio (Class I)	Seeks to provide a combination of total
return and stability of principal consistent
	Investment Adviser: Directed Services LLC	with an asset allocation targeted to
retirement.
Subadviser: Investment Committee
	ING Solution 2015 Portfolio (Class I)(1)	Until the day prior to its Target Date, the
Portfolio seeks to provide total return
	Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted
at retirement in approximately 2015. On
	Subadviser: Investment Committee	the Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
	ING Solution 2025 Portfolio (Class I) (1)	Until the day prior to its Target Date, the
Portfolio seeks to provide total return
	Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted
at retirement in approximately 2025. On
	Subadviser: Investment Committee	the Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
	ING Solution 2035 Portfolio (Class I) (1)	Until the day prior to its Target Date, the
Portfolio seeks to provide total return
	Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted
at retirement in approximately 2035. On
	Subadviser: Investment Committee	the Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

X.100208-11 C	10	April 2012

Fund Name
	Investment Adviser/Subadviser	Investment Objective(s)
	ING Solution 2045 Portfolio (Class I) (1)	Until the day prior to its Target Date, the
Portfolio seeks to provide total return
	Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted
at retirement in approximately 2045. On
	Subadviser: Investment Committee	the Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
	ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income
	(Class I) (1)	and capital growth, both realized and
unrealized) consistent with preservation of
	Investment Adviser: ING Investments, LLC	capital.

Subadviser: ING Investment Management Co. LLC
	ING Strategic Allocation Growth Portfolio (Class I) (1)	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
	ING Strategic Allocation Moderate Portfolio (Class I) (1)	Seeks to provide total return (i.e., income
and capital appreciation, both realized and
	Investment Adviser: ING Investments, LLC	unrealized).

Subadviser: ING Investment Management Co. LLC
	ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total
	(Class S)	investment return, consistent with the
preservation of capital and with prudent
	Investment Adviser: Directed Services LLC	investment risk.

Subadviser: T. Rowe Price Associates, Inc.
	ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio (Class I)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
	ING T. Rowe Price Equity Income Portfolio (Class I)	Seeks substantial dividend income as well
as long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
	ING T. Rowe Price Growth Equity Portfolio (Class I)	Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

X.100208-11 C	11	April 2012

Fund Name
	Investment Adviser/Subadviser	Investment Objective(s)
	ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.
(Class I)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
	ING Templeton Foreign Equity Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
	ING UBS U.S. Large Cap Equity Portfolio (Class I)	Seeks long-term growth of capital and
future income.
Investment Adviser: Directed Services LLC

Subadviser: UBS Global Asset Management
(Americas) Inc.
	ING U.S. Stock Index Portfolio (Class I)	Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
	Lord Abbett Series Fund – Mid Cap Stock Portfolio	The Fund seeks capital appreciation
	(Class VC)	through investments, primarily in equity
securities, which are believed to be
	Investment Adviser: Lord, Abbett & Co. LLC	undervalued in the marketplace.
	Neuberger Berman AMT Socially Responsive Portfolio®	Seeks long-term growth of capital by
	(Class I)	investing primarily in securities of
companies that meet the fund’s financial
	Investment Adviser: Neuberger Berman Management	criteria and social policy.
LLC

Subadviser: Neuberger Berman LLC
	PIMCO VIT Real Return Portfolio (Administrative	Seeks maximum real return, consistent
	Class)	with preservation of real capital and
prudent investment management.
Investment Adviser: Pacific Investment Management
Company LLC (PIMCO)
	Pioneer High Yield VCT Portfolio (Class I)	Seeks to maximize total return through a
combination of income and capital
	Investment Adviser: Pioneer Investment Management,	appreciation.
Inc.

X.100208-11 C	12	April 2012

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Wanger Select		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger USA		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

(1) These funds are structured as fund of funds that invest directly in shares of the underlying funds. A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

X.100208-11C	13	April 2012